Income Taxes - Components of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2024	Jan. 31, 2023
Income Taxes.
Accrued liabilities not currently deductible	$ 11,736	$ 5,506
Accumulated net operating losses	2,397	7,577
Difference between tax and accounting basis of property and equipment	9,088	7,400
Research and development expenditures and tax credits	7,680	3,339
Total deferred income tax assets	30,901	23,822
Difference between tax and accounting basis of intangible assets	(42,423)	(42,958)
Temporary difference on equity derivative and related party debt	(5,513)	(3,077)
Total deferred income tax liabilities	(47,936)	(46,035)
Net deferred income taxes	(17,035)	(22,213)
Valuation allowance	(1,969)	(1,704)
Net deferred income taxes, net of valuation allowance	$ (19,004)	$ (23,917)